Financial Instruments - Summary of Estimated Fair Values of Entity's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 93,431	$ 126,311	$ 130,394
Short-term investments, Carrying Amount	1,120	1,336
Loan receivable, Carrying Amount	1,497	1,268
Patent finance obligations, Carrying Amount	27,980	44,883
Hierarchy Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	93,431	126,311
Short-term investments, Carrying Amount	1,120	1,336
Cash and cash equivalents, Fair Value	93,431	126,311
Short-term investments, Fair Value	1,120	1,336
Hierarchy Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Loan receivable, Carrying Amount	1,497	1,268
Patent finance obligations, Carrying Amount	27,980	44,883
Foreign currency contracts, Fair Value		(732)
Loan receivable, Fair Value	1,497	1,268
Patent finance obligations, Fair Value	$ 27,980	44,883
Foreign currency contracts, Fair Value		$ (732)